Schedule of investments in subsidiaries (Details)	12 Months Ended
	Jun. 30, 2024
Vivo power international services limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Address of entity's registered office	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
VivoPower US-NC-31, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
VivoPower US-NC-47, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Address of entity's registered office	251 Little Falls Drive, Wilmington, DE,
VivoPower (USA) Development, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Address of entity's registered office	USA 19808
Caret, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Caret Decimal, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
VIWR AU Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Aevitas O Holdings Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Aevitas Group Limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Aevitas Holdings Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Address of entity's registered office	153 Walker St, North Sydney NSW, Australia 2060
Electrical engineering group pty limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Kenshaw electrical pty limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	[1]
Tembo Technologies Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Tembo EV Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Address of entity's registered office	Level 11, 153 Walker Street, North Sydney NSW, 2060 Australia
Tembo Drive Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
VivoPower Philippines Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	64.00%
Address of entity's registered office	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	64.00%
Address of entity's registered office	E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	40.00%	[2]
Address of entity's registered office	Taguig, Metro Manila	[2]
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	[1]
Tembo 4x4 e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	[1]
FD 4x4 Centre B.V. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	[1]
Address of entity's registered office	Marinus van Meelweg 20, 5657 EN, Eindhoven, NL	[1]

[1]	These entities were subsidiaries of the Company as of June 30, 2024 but were subsequently sold and are no longer subsidiaries of the Company as of the date of this report
[2]	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.